Income Taxes - Valuation Allowance Activity (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Asset, Valuation Allowance [Roll Forward]
Valuation allowance, beginning balance	$ (53,593)	$ (47,507)	$ (54,273)
Addition in current year	(4,361)	(7,626)	(9,784)
Reversal in current year	2,285	1,540	16,550
Decrease in valuation allowance related to the disposal of subsidiaries	6,590
Valuation allowance, ending balance	$ (49,079)	$ (53,593)	$ (47,507)